Debt - Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Revolving credit (uncollateralized)	$ 0	$ 0
5.6% to 8.6% mortgage notes due in installments through 2027	62,370	67,272
Less portion due within one year	5,239	4,902
[LongTermDebtNoncurrent]	$ 57,131	$ 62,370